Property and Equipment (Details Textual) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Property and Equipment (Textual)
Construction in progress	$ 3,250,000	$ 3,660,000
Construction in progress to other receivable	$ 410,000